Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment.
Property, plant and equipment

11. Property, plant and equipment

	Residual
			Furniture	Facilities,
	Computers and		and	machinery and	Leasehold	Asset under	Real	Land and
	electronics	Vehicles	fixtures	equipment	improvements	development	Estate	others	Total
Net value 12/31/2019	21,611	4,308	9,629	19,668	23,433	—	2,546	1,006	82,201

Balance on 12/31/2020
Cost	117,051	8,179	9,919	23,830	44,144	998	3,350	1,006	208,477
Accumulated depreciation	(58,901)	(4,098)	(3,668)	(9,719)	(22,097)	—	(937)	—	(99,420)
Net value (*)	58,150	4,081	6,251	14,111	22,047	998	2,413	1,006	109,057

(*)   The amounts presented include R$ 31,028  (R$ 4,449 as of December 31, 2019) related to Linx Pay Meios de Pagamento Ltda and its subsidiaries

Transactions in property, plant and equipment balances are described below:

	Cost
			Furniture	Facilities,
	Computers and		and	machinery and	Leasehold	Asset under	Real	Land and
	electronics	Vehicles	fixtures	equipment	improvements	development	Estate	others	Total
Balance on 12/31/2018	44,908	9,580	14,420	35,179	37,887	—	3,350	1,006	146,330
Addition	13,000	1,729	1,452	1,551	1,256	2,267	—	2	21,257
Addition - acquisition	1,001	—	666	403	454	—	—	—	2,524
IAS 29	179	10	15	—	652	—	—	—	856
Write-offs	(818)	(1,574)	(106)	(323)	(560)	—	—	(2)	(3,383)
Transfers	—	—	—	—	2,267	(2,267)	—	—	—
Balance on 12/31/2019	58,270	9,745	16,447	36,810	41,956	—	3,350	1,006	167,584
Addition (*)	38,801	1,694	1,667	3,009	2,754	998	—	—	48,923
Addition - acquisition	15,621	84	163	49	16	—	—	—	15,933
IAS 29 (**)	(573)	(36)	(23)	(21)	(96)	—	—	—	(749)
Write-offs	(5,016)	(3,333)	(4,224)	(10,667)	(36)	—	—	—	(23,276)
Transfers	9,937	13	(4,145)	(5,344)	(371)	—	—	—	90
Foreign exchange	11	12	34	(6)	(79)	—	—	—	(28)
Balance on 12/31/2020	117,051	8,179	9,919	23,830	44,144	998	3,350	1,006	208,477

(*)  In the statement of cash flow, only additions with cash disbursement are being considered as investment activities on the amount of R$ 44,446.

(**) Amounts related to update of IAS 29 (hyperinflation) in Napse Argentina

	Accumulated depreciation
				Facilities,
	Computers and		Furniture	machinery and	Leasehold	Real
	electronics	Vehicles	and fixtures	equipment	improvements	Estate	Total
Balance on 12/31/2018	(31,381)	(4,772)	(5,341)	(13,949)	(15,945)	(669)	(72,057)
Addition	(5,541)	(1,811)	(1,316)	(3,220)	(2,701)	(135)	(14,724)
Addition - acquisition	(414)	—	(178)	(96)	(41)	—	(729)
Write-offs	677	1,146	17	123	164	—	2,127
Balance on 12/31/2019	(36,659)	(5,437)	(6,818)	(17,142)	(18,523)	(804)	(85,383)
Addition (*)	(15,560)	(1,601)	(1,578)	(3,875)	(3,239)	(133)	(25,986)
Addition - acquisition	(5,420)	(74)	(56)	(12)	(7)	—	(5,569)
Write-offs	4,228	3,021	3,419	7,272	36	—	17,976
Transfers	(5,461)	2	1,395	4,040	(390)	—	(414)
Foreign exchange	(29)	(9)	(30)	(2)	26	—	(44)
Balance on 12/31/2020	(58,901)	(4,098)	(3,668)	(9,719)	(22,097)	(937)	(99,420)

Annual depreciation rate	20%	20%	10%	10%	10%	4%

Based on the annual impairment test of the assets of the Company and its subsidiaries, prepared with the projections made on the financial statements as of December 31, 2020 and 2019, growth perspectives and operating income (loss) for the years ended December 31, 2020 and 2019, no losses or indicative losses were identified, since the value in use is higher than the net book value at the valuation date. The assumptions used are disclosed in Note 12.1. Additionally, for the base date of December 31, 2020, the Company assessed the circumstances that could indicate the impairment of its non-financial assets due to the Covid-19 scenario and concluded that there were no changes in the circumstances that would indicate an impairment loss. .